Accounts receivable, net - Movements of the allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allowance for Doubtful Accounts Receivable [Roll Forward]
Balance at the beginning of the period	¥ 491	¥ 418	¥ 0
Additions charged to bad debt expense	13,684	491	418
Write-off of bad debt allowance	0	(418)	0
Balance at the end of the period	¥ 14,175	¥ 491	¥ 418